Note 7 - Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	Year Ended December 31,
	2025	2024
	(in thousands)
Prepaid expenses and other current assets	$-	$131
Taxes recoverable	12	-
Total	$12	$131